UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07548

Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	March 31, 2008

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments June 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.6%)
	Australia (2.0%)
	Beverages: Alcoholic
1,439,806	Foster’s Group Ltd. (a)	$7,786,022

	Construction Materials
1,009,623	Boral Ltd. (a)	7,504,984

	Food: Major Diversified
5,741,109	Goodman Fielder Ltd. (a)	11,824,779

	Total Australia	27,115,785

	Bermuda (3.3%)
	Industrial Conglomerates
295,467	Ingersoll-Rand Co. Ltd. (Class A)	16,197,501
860,684	Tyco International Ltd.	29,082,512

	Total Bermuda	45,280,013

	Cayman Islands (1.8%)
	Property - Casualty Insurers
294,362	XL Capital Ltd. (Class A) (a)	24,811,773

	France (7.2%)
	Construction Materials
128,664	Lafarge S.A. (a)	23,575,982

	Integrated Oil
286,832	Total S.A.	23,391,109

	Major Banks
324,851	BNP Paribas	38,844,899

	Pharmaceuticals: Major
177,657	Sanofi-Aventis	14,449,435

	Total France	100,261,425

	Germany (3.1%)
	Chemicals: Major Diversified
75,923	BASF AG	9,991,079

	Motor Vehicles
234,991	Bayerische Motoren Werke (BMW) AG	15,267,820
186,863	DaimlerChrysler AG (Registered Shares)	17,345,156
		32,612,976

	Total Germany	42,604,055

	Ireland (2.1%)
	Food: Specialty/Candy
607,861	Kerry Group PLC (A Shares)	17,028,199

	Major Banks
620,999	Bank of Ireland	12,555,545

	Total Ireland	29,583,744

	Italy (1.1%)
	Integrated Oil
420,591	Eni SpA (a)	15,311,098

	Japan (9.4%)
	Auto Parts: O.E.M.
907,200	Keihin Corp. (a)	17,518,497

	Electrical Products
948,400	Sumitomo Electric Industries, Ltd. (a)	14,157,756

	Electronic Equipment/Instruments
360,500	Canon Inc. (a)	21,192,089

	Household/Personal Care
668,000	Kao Corp.	17,325,961

	Motor Vehicles
1,399,100	Nissan Motor Co., Ltd.	15,027,328

	Pharmaceuticals: Major
192,100	Takeda Pharmaceutical Co., Ltd.	12,432,848

	Pharmaceuticals: Other
280,400	Astellas Pharma Inc. (a)	12,220,050

	Property - Casualty Insurers
532,000	Mitsui Sumitomo Insurance Co., Ltd.	6,843,028

	Recreational Products
304,100	Sankyo Co., Ltd. (a)	12,832,580

	Total Japan	129,550,137

	Netherlands (2.9%)
	Food: Major Diversified
692,838	Unilever NV (Share Certificates) (a)	21,621,463

	Industrial Conglomerates
157,542	Koninklijke (Royal) Philips Electronics NV	6,728,642

	Publishing: Books/Magazines
386,755	Wolters Kluwer NV (Share Certificates)	11,854,909

	Total Netherlands	40,205,014

	Norway (1.4%)
	Integrated Oil
614,171	Statoil ASA	19,100,788

	Singapore (1.0%)
	Other Transportation
9,515,000	ComfortDelGro Corp. Ltd. (a)	13,554,663

	South Korea (0.8%)
	Wireless Telecommunications
387,091	SK Telecom Co., Ltd. (ADR) (a)	10,586,939

	Spain (3.2%)
	Major Banks
890,643	Banco Bilbao Vizcaya Argentaria, S.A. (a)	21,936,591

	Major Telecommunications
1,017,297	Telefonica S.A.	22,770,751

	Total Spain	44,707,342

	Switzerland (2.4%)
	Chemicals: Agricultural
65,614	Syngenta AG (Registered Shares)	12,850,953

	Financial Conglomerates
256,837	UBS AG (Registered Shares)	15,477,936

	Pharmaceuticals: Major
91,254	Novartis AG (Registered Shares)	5,155,593

	Total Switzerland	33,484,482

	Taiwan (0.6%)
	Major Telecommunications
422,988	Chunghwa Telecom Co., Ltd. (ADR)	7,977,554

	United Kingdom (21.1%)
	Advertising/Marketing Services
1,416,386	WPP Group PLC	21,284,931

	Aerospace & Defense
2,212,433	Rolls-Royce Group PLC*	23,919,641
140,180,923	Rolls-Royce Group PLC (B Shares)	287,070
		24,206,711
	Beverages: Alcoholic
646,989	Diageo PLC	13,470,213

	Financial Conglomerates
4,639,837	Old Mutual PLC	15,733,712

	Food Retail
3,308,684	Morrison (W.M.) Supermarkets PLC	20,094,606

	Food: Specialty/Candy
2,419,699	Cadbury Schweppes PLC	33,034,602

	Integrated Oil
376,922	Royal Dutch Shell PLC (ADR) (Class A)	30,606,066

	Major Banks
1,325,277	Barclays PLC	18,518,880
2,068,517	Royal Bank of Scotland Group PLC	26,288,247
		44,807,127
	Pharmaceuticals: Major
1,102,545	GlaxoSmithKline PLC	28,887,214

	Publishing: Books/Magazines
1,334,601	Reed Elsevier PLC	17,322,828

	Tobacco
611,821	Imperial Tobacco Group PLC	28,338,104

	Wireless Telecommunications
4,478,263	Vodafone Group PLC	15,086,912

	Total United Kingdom	292,873,026

	United States (35.2%)
	Aluminum
280,260	Alcoa, Inc.	11,358,938

	Coal
321,332	Peabody Energy Corp.	15,546,042

	Computer Peripherals
1,325,723	EMC Corp.*	23,995,586

	Computer Processing Hardware
317,768	Hewlett-Packard Co.	14,178,808

	Data Processing Services
506,459	First Data Corp.	16,546,016

	Electric Utilities
157,186	American Electric Power Co., Inc.	7,079,657
156,678	Dominion Resources, Inc.	13,522,878
		20,602,535
	Finance/Rental/Leasing
433,612	Freddie Mac	26,320,248

	Financial Conglomerates
486,011	Citigroup, Inc.	24,927,504

	Forest Products
92,145	Weyerhaeuser Co.	7,273,005

	Industrial Machinery
257,301	Illinois Tool Works Inc.	13,943,141

	Information Technology Services
288,421	International Business Machines Corp.	30,356,310

	Insurance Brokers/Services
642,471	Marsh & McLennan Companies, Inc.	19,839,505

	Integrated Oil
299,418	Chevron Corp. (a)	25,222,972

	Investment Banks/Brokers
211,860	Merrill Lynch & Co., Inc.	17,707,259

	Investment Managers
433,373	Mellon Financial Corp. (a)	19,068,412

	Major Telecommunications
215,339	AT&T Inc.	8,936,569
311,025	Verizon Communications, Inc.	12,804,899
		21,741,468
	Managed Health Care
430,825	UnitedHealth Group Inc.	22,032,391

	Miscellaneous Manufacturing
339,519	Pentair, Inc. (a)	13,095,248

	Multi-Line Insurance
207,716	American International Group, Inc.	14,546,351

	Packaged Software
365,290	McAfee Inc.* (a)	12,858,208

	Pharmaceuticals: Major
719,323	Pfizer, Inc.	18,393,089
667,429	Schering-Plough Corp.	20,316,539
489,249	Wyeth	28,053,538
		66,763,166
	Property - Casualty Insurers
249,493	Travelers Companies, Inc. (The)	13,347,876

	Tobacco
523,517	Altria Group, Inc.	36,719,482

	Total United States	487,990,471
	TOTAL COMMON STOCKS (Cost $879,072,440)	1,364,998,309

	Investment Trusts/Mutual Funds (1.0%)
	Ireland
408,080	iShares MSCI World Trust* (Cost $14,010,999)	13,895,124

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENTS (13.4%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (a) (13.1%)
$5,215	AIG-FP Match Funding Corp., 5.30%, 12/17/07 (b)	5,214,854
3,725	Alliance & Leister Plc., 5.33%, 07/29/08 (b)	3,724,716
1,813	Anglo Irish Bank Corp. PLC , 5.35%, 07/09/07	1,813,304
1,862	Bancaja, 5.36%, 07/29/08 (b)	1,862,358
249	Banco Bilbao Viz Argentaria, Madrid, 5.44% , 07/02/07	248,930
1,862	Bank of New York Co., Inc., 5.32%, 07/29/08 (b)	1,862,358
1,862	BASF AG, 5.36%, 07/18/08 (b)	1,862,171
3,725	Bear Stearns, 5.38%, 07/29/08 (b)	3,724,716
3,725	BNP Paribas Mtn., 5.35%, 07/29/08 (b)	3,724,716
7,449	Cam US Finance SA Unipersonal, 5.36%, 07/29/08 (b)	7,449,432
2,607	CIC NY, 5.30%, 09/04/07 (b)	2,607,209
6,704	CIT Group Holdings 5.37%, 06/18/08 (b)	6,704,488
3,725	Credit Suisse First Boston, NY, 5.32%, 03/14/08 (b)	3,724,716
3,725	Dexia Bank NY, 5.32%, 09/28/07 (b)	3,724,532
7,449	Dresder London 5.42% , 07/02/07	7,449,431
3,799	Ebbets Funding LLC., 5.32%, 07/17/07	3,799,201
	First Tennessee Bank
1,862	5.33%, 07/29/08 (b)	1,862,359
7,449	5.34%, 07/29/08 (b)	7,448,737
3,749	Glitner Banki HF, 5.35%, 07/20/07 (b)	3,748,608
	Goldman Sachs Group, Inc.,
1,862	5.37%, 07/29/08 (b)	1,862,358
3,501	5.50%, 06/27/08 (b)	3,501,233
1,862	HSBC Finance Corp., 5.33%, 07/29/08 (b)	1,862,358
7,451	IBM Corp., 5.29%, 07/29/08 (b)	7,450,650
3,725	Macquarie Bank Ltd., 5.34%, 07/29/08 (b)	3,724,716
3,735	Marshall & Ilsley Bank, 5.37%, 12/17/07	3,735,164
2,235	Merrill Lynch and Co., 5.45%, 07/06/07 (b)	2,234,830
5,587	Metropolitan Life Global Funding, 5.31%, 07/29/08 (b)	5,587,074
3,725	Natexis Banques Populaires NY, 5.33%, 09/07/07 (b)	3,724,716
2,831	National Australia Bank Ltd., 5.31%, 07/29/08 (b)	2,830,784
1,862	National City Bank Cleveland, 5.32%, 09/18/07 (b)	1,862,322
7,449	National Rural Utilites Coop., Fin., 5.33% 07/29/08 (b)	7,449,432
4,321	Nationwide Building Society, 5.44%, 06/27/08 (b)	4,320,670
7,448	National Bank of Canada, 5.31%, 04/02/08 (b)	7,447,914
7,449	Norinchukin Bank NY, 5.32%, 07/26/07	7,449,432
3,709	Old Line Funding, 5.32%, 07/24/07	3,708,813
3,679	RheinGold Securitization, 5.32%, 07/16/07	3,679,088
	Scaldis Capital LLC.,
3,002	5.34%, 07/20/07	3,002,311
1,855	5.34%, 07/23/07	1,854,927
9,271	Sheffield Receivable Corp., 5.31%, 07/12/07	9,270,740
3,725	Skandi New York, 5.32%, 07/29/08 (b)	3,724,716
8,938	Societe Generale, N.Y., 5.30%, 12/31/07 (b)	8,937,937
2,470	Ticonderoga Funding LLC., 5.34%, 07/25/07	2,469,807
4,097	UniCredito Delaware Inc., 5.33% 07/29/08 (b)	4,097,392
2,607	Unicredito Italiano Bank (IRE) PLC, 5.34%, 07/29/08 (b)	2,607,301

	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $180,953,521)	180,953,521

	Investment Company (0.3%)
4,841	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (c) (Cost $4,840,654)	4,840,654

	TOTAL SHORT-TERM INVESTMENTS (Cost $185,794,175)	185,794,175

TOTAL INVESTMENTS (Cost $1,078,877,614) (d)	113.0%	$1,564,687,608
LIABILITIES IN EXCESS OF OTHER ASSETS	(13.0)	(180,112,679)
NET ASSETS	100.0%	$1,384,574,929

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan at June 30, 2007. The total value of the loaned securities and related collateral outstanding were $174,715,419 and $180,953,521, respectively.
(b)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on June 30, 2007.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio. Income distributions earned by the Fund totaled $105,020 for the period ended June 30, 2007.

(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $490,195,174 and the aggregate gross unrealized depreciation is $4,385,180, resulting in net unrealized appreciation of $485,809,994.

Morgan Stanley Global Dividend Growth Securities

Summary of Investments June 30, 2007 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Collateral on Loaned Securities	$180,953,521	11.6%
Pharmaceuticals: Major	127,688,256	8.2
Major Banks	118,144,162	7.5
Integrated Oil	113,632,033	7.3
Tobacco	65,057,586	4.2
Financial Conglomerates	56,139,152	3.6
Major Telecommunications	52,489,773	3.4
Industrial Conglomerates	52,008,655	3.3
Food: Specialty/Candy	50,062,801	3.2
Motor Vehicles	47,640,304	3.0
Property - Casualty Insurers	45,002,677	2.9
Food: Major Diversified	33,446,242	2.1
Construction Materials	31,080,966	2.0
Information Technology Services	30,356,310	1.9
Publishing: Books/Magazines	29,177,737	1.9
Finance/Rental/Leasing	26,320,248	1.7
Wireless Telecommunications	25,673,851	1.6
Aerospace & Defense	24,206,711	1.5
Computer Peripherals	23,995,586	1.5
Managed Health Care	22,032,391	1.4
Advertising/Marketing Services	21,284,931	1.4
Beverages: Alcoholic	21,256,235	1.4
Electronic Equipment/Instruments	21,192,089	1.4
Electric Utilities	20,602,535	1.3
Food Retail	20,094,606	1.3
Insurance Brokers/Services	19,839,505	1.3
Investment Managers	19,068,412	1.2
Investment Banks/Brokers	17,707,259	1.1
Auto Parts: O.E.M.	17,518,497	1.1
Household/Personal Care	17,325,961	1.1
Data Processing Services	16,546,016	1.1
Coal	15,546,042	1.0
Multi-Line Insurance	14,546,351	0.9
Computer Processing Hardware	14,178,808	0.9
Electrical Products	14,157,756	0.9
Industrial Machinery	13,943,141	0.9
Miscellaneous	13,895,124	0.9
Other Transportation	13,554,663	0.9
Miscellaneous Manufacturing	13,095,248	0.8
Packaged Software	12,858,208	0.8
Chemicals: Agricultural	12,850,953	0.8
Recreational Products	12,832,580	0.8
Pharmaceuticals: Other	12,220,050	0.8
Aluminum	11,358,938	0.7
Chemicals: Major Diversified	9,991,079	0.6
Forest Products	7,273,005	0.5
Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio	4,840,654	0.3

	$1,564,687,608	100.0%

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

August 09, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

August 09, 2007

/s/ Francis Smith

Francis Smith

Principal Financial Officer

August 09, 2007